Investment Portfolio - July 31, 2025

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS - 96.6%

Communication Services - 7.1%
Interactive Media & Services - 7.1%
Auto Trader Group plc (United Kingdom)[1]	1,052,542	$11,619,848
Tencent Holdings Ltd. (China)	189,300	13,253,317
Total Communication Services		24,873,165
Consumer Discretionary - 14.9%
Automobile Components - 1.0%
Shoei Co. Ltd. (Japan)	303,200	3,630,505
Automobiles - 2.2%
Ferrari N.V. (Italy)	17,597	7,802,334
Broadline Retail - 2.0%
MercadoLibre, Inc. (Brazil)*	2,959	7,024,341
Household Durables - 3.5%
Bellway plc (United Kingdom)	117,097	3,832,352
Persimmon plc (United Kingdom)	252,160	3,802,258
Taylor Wimpey plc (United Kingdom)	3,335,151	4,487,399
		12,122,009
Textiles, Apparel & Luxury Goods - 6.2%
ANTA Sports Products Ltd. (China)	867,800	9,960,684
Hermes International SCA (France)	4,826	11,801,935
		21,762,619
Total Consumer Discretionary		52,341,808
Consumer Staples - 2.6%
Personal Care Products - 2.6%
L’Oreal S.A. (France)	20,988	9,286,845
Financials - 16.2%
Banks - 6.5%
FinecoBank Banca Fineco S.p.A. (Italy)	176,272	3,753,542
HDFC Bank Ltd. - ADR (India)	154,695	11,875,935
NU Holdings Ltd. - Class A (Brazil)*	608,648	7,437,679
		23,067,156
Capital Markets - 6.8%
Avanza Bank Holding AB (Sweden)	108,395	3,993,225
Deutsche Boerse AG (Germany)	45,782	13,248,735
ICG plc (United Kingdom)	231,579	6,630,702
		23,872,662
Insurance - 2.9%
Admiral Group plc (United Kingdom)	225,811	10,178,775
Total Financials		57,118,593
Health Care - 9.8%
Life Sciences Tools & Services - 3.1%
Lonza Group AG (Switzerland)	15,629	10,892,929
Pharmaceuticals - 6.7%
AstraZeneca plc - ADR (United Kingdom)	169,871	12,415,871
Roche Holding AG (United States)	35,285	11,011,497
		23,427,368
Total Health Care		34,320,297

	SHARES	VALUE

COMMON STOCKS (continued)

Industrials - 15.8%
Aerospace & Defense - 2.3%
BAE Systems plc (United Kingdom)	345,727	$8,249,268
Air Freight & Logistics - 3.4%
Deutsche Post AG (Germany)	267,975	12,006,819
Commercial Services & Supplies - 1.9%
Cleanaway Waste Management Ltd. (Australia)	3,577,727	6,593,468
Ground Transportation - 4.4%
Canadian National Railway Co. (Canada)	117,455	10,976,170
Canadian Pacific Kansas City Ltd. (Canada)	59,327	4,363,501
		15,339,671
Professional Services - 2.2%
Experian plc (United States)	148,102	7,803,606
Transportation Infrastructure - 1.6%
Auckland International Airport Ltd. (New Zealand)	1,287,983	5,713,393
Total Industrials		55,706,225
Information Technology - 18.2%
Electronic Equipment, Instruments & Components - 6.1%
Halma plc (United Kingdom)	238,190	10,191,795
Keyence Corp. (Japan)	30,800	11,141,329
		21,333,124
IT Services - 2.3%
Softcat plc (United Kingdom)	379,713	8,166,829
Semiconductors & Semiconductor Equipment - 7.5%
Infineon Technologies AG (Germany)	206,459	8,110,363
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	74,983	18,117,392
		26,227,755
Software - 2.3%
Atlassian Corp. - Class A (United States)*	43,046	8,255,362
Total Information Technology		63,983,070
Materials - 10.1%
Chemicals - 5.7%
Air Liquide S.A. (France)	53,259	10,477,993
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)*	260,947	9,589,802
		20,067,795
Metals & Mining - 1.0%
Pilbara Minerals Ltd. (Australia)*	3,504,946	3,556,500
Paper & Forest Products - 3.4%
West Fraser Timber Co. Ltd. (Canada)	174,318	12,085,008
Total Materials		35,709,303

Investment Portfolio - July 31, 2025

(unaudited)

OVERSEAS SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Utilities - 1.9%
Water Utilities - 1.9%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR (Brazil)	353,323	$6,812,067

TOTAL COMMON STOCKS
(Identified Cost $299,627,573)		340,151,373

	SHARES	VALUE

SHORT-TERM INVESTMENT - 2.9%

Dreyfus Government Cash Management, Institutional Shares, 4.20%[2]
(Identified Cost $10,196,647)	10,196,647	$10,196,647

TOTAL INVESTMENTS - 99.5%
(Identified Cost $309,824,220)		350,348,020

OTHER ASSETS, LESS LIABILITIES - 0.5%		1,615,354
NET ASSETS - 100%		$351,963,374

ADR - American Depositary Receipt

*Non-income producing security.

1Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2025 was $11,619,848, which represented 3.3% of the Series’ Net Assets.

2Rate shown is the current yield as of July 31, 2025.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following country:

United Kingdom - 22.6%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2025 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$24,873,165	$—	$24,873,165	$—
Consumer Discretionary	52,341,808	14,826,675	37,515,133	—
Consumer Staples	9,286,845	—	9,286,845	—
Financials	57,118,593	19,313,614	37,804,979	—
Health Care	34,320,297	12,415,871	21,904,426	—
Industrials	55,706,225	15,339,671	40,366,554	—
Information Technology	63,983,070	26,372,754	37,610,316	—
Materials	35,709,303	21,674,810	14,034,493	—
Utilities	6,812,067	6,812,067	—	—

Investment Portfolio - July 31, 2025

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Short-Term Investment	$10,196,647	$10,196,647	$—	$—
Total assets	$350,348,020	$126,952,109	$223,395,911	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2024 or July 31, 2025.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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